Fair Value Measurements - Schedule of Change in Fair Value of Working Capital Note (Details) - Working Capital Note	12 Months Ended
Dec. 31, 2022 USD ($)
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Additions	$ 260,000
Change in fair value	(2,508)
Fair value - end of period	$ 257,492